INVESTMENT IN AN AFFILIATED COMPANY (Condensed Financial Information From FAvS Consolidated Balance Sheets and Statements of Operations) (Details) (First Aviation Services, Inc. [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
First Aviation Services, Inc. [Member]
Condensed financial information, balance sheets:
Current assets	$ 10,179	$ 31,090
Long-term assets	8,954	9,742
Total assets	19,133	40,832
Current liabilities	6,522	31,476
Long-term liabilities	4,471	4,196
Total liabilities	10,993	35,672
Condensed financial information, statements of operations:
Net sales	23,445	21,579	20,515
Gross profit	6,182	9,202	8,626
Income (loss) from continuing operations	(341)	(1,476)	630
Net loss	3,158	(12,979)	(94)
Loss attributable to common stockholders	$ 2,821	$ (13,271)	$ (345)